ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ACQUISITIONS (Tables)
Schedule Of Acquisitions
	Shares	Fair Value

Initial shares. $0.0435	2,500,000	108,750
Earnout shares:
Belize contract	1,400,000	2,713
Online payment system	300,000	12,927
EBITDA	800,000	20,907

Total consideration		145,297

Assets Acquired:
Inventory		72,686
Equipment		6,030
Trademarks		37,700
Customer base		23,000
Goodwill		5,881
Total assets acquired		145,297

	Shares	Fair Value

Initial shares. $0.0435	2,500,000	108,750
Earnout shares:
Belize contract	1,400,000	2,713
Online payment system	300,000	12,927
EBITDA	800,000	20,907

Total consideration		145,297

Assets Acquired:
Inventory		72,686
Equipment		6,030
Trademarks		37,700
Customer base		23,000
Goodwill		5,881
Total assets acquired		145,297